Document and Entity Information	Jun. 24, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 24, 2025
Entity Registrant Name	BC Partners Lending Corp
Entity Incorporation State Country Code	MD
Entity File Number	814-01269
Entity Tax Identification Number	82-4654271
Entity Address Address Line 1	650 Madison Avenue
Entity Address Address Line 2	3rd Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10022
City Area Code	212
Local Phone Number	891-2880
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001726548
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	650 Madison Avenue
Entity Address Address Line 2	23rd Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10022